UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22211

IVA FIDUCIARY TRUST

(Exact name of registrant as specified in charter)

717 Fifth Avenue, 10th Floor, New York, NY 10022

(Address of principal executive offices) (zip code)

Michael W. Malafronte
International Value Advisers, LLC
717 Fifth Avenue
10th Floor
New York, NY 10022

(Name and address of agent for service)

Copy to:

Michael S. Caccese, Esq.
K&L Gates LLP
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2950

Brian F. Link, Esq.
State Street Bank and Trust Company
Mail Code: SUM0703
100 Summer Street, 7th Floor
Boston, MA 02110

Registrant’s telephone number, including area code: (212) 584-3570

Date of fiscal year end: September 30
Date of reporting period: March 31, 2019

Item 1. Report to Shareholders.

IVA Worldwide Fund
IVA International Fund

Semi-Annual Report
March 31, 2019

Beginning in May 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by calling Investor Services at (866) 941-4482. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by following the instructions included with this disclosure. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow the instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary.

Advised by International Value Advisers, LLC	An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Contents	IVA Funds

2	An Owner’s Manual

3	Letter from the President

4	Letter from the Portfolio Managers

7	Management’s Discussion of Fund Performance

IVA Worldwide Fund
9	Performance
10	Portfolio Composition
11	Schedule of Investments

IVA International Fund
17	Performance
18	Portfolio Composition
19	Schedule of Investments

26	Statements of Assets and Liabilities

27	Statements of Operations

28	Statements of Changes in Net Assets

29	Financial Highlights

35	Notes to Financial Statements

42	Additional Information

43	Fund Expenses

1

An Owner’s Manual	IVA Funds

An Atypical Investment Strategy

We manage both the IVA Worldwide and IVA International Funds with a dual attempt that is unusual in the mutual fund world: in the short-term (12-18 months), we attempt to preserve capital, while over the longer-term (5-10 years, i.e., over a full economic cycle), we seek to perform better than the MSCI All Country World Index, in the case of your IVA Worldwide Fund, and the MSCI All Country World (ex-U.S.) Index, in the case of your IVA International Fund.

The Worldwide Fund is typically used by investors who are looking for an “all weather fund” where we are given the latitude to decide how much we should have in the U.S. versus outside the U.S. The International Fund is typically used by investors who practice asset allocation and want to decide for themselves how much should be allocated to a domestic manager and how much should be allocated to a pure “international” (i.e., non-U.S.) manager, yet at the same time are looking for a lower risk - and lower volatility - exposure to international markets than may be obtained from a more traditional international fund.

We believe our investment approach is very different from the traditional approach of most mutual funds. We are trying to deliver returns that are as absolute as possible, i.e., returns that try to be as resilient as possible in down markets, while many of our competitors try to deliver good relative performance, i.e., try to beat an index, and thus would be fine with being down 15% if their benchmark is down 20%.

Why do we have such an unusual strategy (which, incidentally, is not easy to carry out)? Because we believe this strategy makes sense for many investors. We are fond of the quote by Mark Twain: “There are two times in a man’s life when he should not speculate: the first time is when he cannot afford to; the second time is when he can.” We realize that many investors cannot tolerate high volatility and appreciate that “life’s bills do not always come at market tops.” This strategy also appeals to us at International Value Advisers since we “eat our own cooking” for a significant part of our savings (invested in IVA products) and we have an extreme aversion to losing money.

An Eclectic Investment Approach

Here is how we try to implement our strategy:

We don’t hug benchmarks. In practical terms, this means we are willing to make big “negative bets,” i.e., having nothing or little in what has become big in the benchmark. Conversely, we will generally seek to avoid overly large positive bets.

We prefer having diversified portfolios (100 to 150 names). Because we invest on a global basis, we believe that diversification helps protect against weak corporate governance or insufficient disclosure, or simply against “unknown unknowns.” We like the flexibility to invest in small, medium and large companies, depending on where we see value.

We attempt to capture equity-type returns through fixed income securities but predominantly when credit markets (or sub-sets of them) are depressed and offer this potential.

We often hold some gold, either in bullion form or via gold mining securities, as we believe gold provides a good hedge in either an inflationary or deflationary period, and it can help mitigate currency debasement over time.

We are willing to hold cash when we cannot find enough cheap securities that we like or when we find some, yet the broader market (Mr. Market) seems fully priced. We will seek to use that cash as ammunition for future bargains.

At the individual security level, we ask a lot of questions about “what can go wrong?” and will establish not only a “base case intrinsic value” but also a “worst case scenario” (What could prove us wrong? If we were wrong, are we likely to lose 25%, 30%, or even more of the money invested?). As a result, we will miss some opportunities, yet hopefully, we will also avoid instances where we experience a permanent impairment of value.

2

Letter from the President	IVA Funds

Dear Shareholder,

This report covers the six month period ending March 31, 2019. The IVA Worldwide Fund and IVA International Fund (the “Funds”) are now in their eleventh year and the Funds’ investment adviser, International Value Advisers, LLC, remains pleased with the Funds’ performance since their inception on October 1, 2008.

The market volatility we discussed a year ago was even more rampant over the last six months. As markets declined briskly towards the end of 2018, our two portfolio managers, Charles de Vaulx and Chuck de Lardemelle, were able to deploy cash into appealing investment opportunities. In 2019, as the policy makers signaled a willingness to continue the supply of easy money and markets ferociously rallied, we trimmed some of our holdings. The work of our investment team drives these investments and decisions.

We are dedicated to being a money management firm that places the interest of our clients first. We are still in the midst of one of the longest market expansions. Capital preservation and money management is acutely demanding in an environment of high valuations for financial instruments. Many managers capitulate to the pressure and own securities that are expensive or take risks to placate clients and safeguard their business. While this is an instinctive reaction, it is equivalent to a violation or a lie to the end client. My parents are both retired and in their 80’s. They are not going to generate any more savings from employment in their lifetimes and because of (in their case) a blind loyalty to their son, we at IVA manage my parents’ investable assets. We attempt to safeguard their savings and, when the markets allow, to make suitable investments on their behalf, as with all of our clients. Taking care in calculating an accurate intrinsic value and consequently buying or selling of a security based solely on the merits of the investment case is the only job we will ever perform on the behalf of our clients. We will not deviate to shield IVA. Our incredibly sharp and experienced portfolio managers will not hold something that is too expensive or purchase something before the margin of safety allows. We will not deceive my parents or any of our clients. This reason alone is why it is such a pleasure to work for you all and with the wonderful colleagues we have at IVA.

I want to offer my gratitude to all my colleagues and to our shareholders for their continued support.

Michael W. Malafronte, President

3

Letter from the Portfolio Managers	IVA Funds

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Returns are shown net of fees and expenses and assume reinvestment of dividends and other income. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-866-941-4482.
May 1, 2019

Dear Shareholder,

Over the first half of this fiscal year (October 1, 2018 to March 31, 2019), the IVA Worldwide Class A (no load) was down -2.31% while the IVA International Class A (no load) was down -3.45%. The MSCI All Country World Index over the same period was down -2.13%, while the MSCI All Country World (ex-U.S.) was down -2.33%.

The period was marked by a severe correction in global markets, including the U.S., over the last calendar quarter of 2018, followed by a strong recovery in the first quarter of 2019. International markets had been struggling since February 2018 and their fall accelerated in the last quarter of calendar 2018, as the U.S. market entered a correction. The U.S. Federal Reserve once again came to the rescue, by softening its language on potential interest rate hikes in the future. Markets bottomed more or less around Christmas, and a strong rally followed. As of the date of this letter, the S&P 500 Index is close to 3,000 and very recently hit new record highs.

While the brutal correction in the U.S. was short, we were nevertheless able to take advantage of the price weakness for both Funds. You will find below the equity exposure of both Funds as of month end during the tumultuous period:

		Equity Exposure

		IVA Worldwide Fund	IVA International Fund

	September 30, 2018	56.3%	72.5%
	October 31, 2018	53.2%	71.2%
	November 30, 2018	55.3%	74.8%
	December 31, 2018	60.6%	79.6%

As of the date of this letter, the IVA Worldwide Fund is roughly 61.2% invested in equities and the IVA International Fund is approximately 77.5% invested in equities. As markets came back, we trimmed some positions that became fully valued again. We currently find cheaper investment opportunities outside the U.S.; since October 30, 2018, our equity exposure in the Worldwide Fund has gone up by roughly 8 points, but our U.S. equity exposure has gone slightly down from roughly 20% to 19%. The fact that we find most new investment opportunities today outside the U.S. does not reflect views on international economies potentially doing better than the U.S. economy; it simply reflects the fact that international markets today appear cheaper than the U.S. market, after a dismal 2018 performance.

We believe the U.S. economy is now in the late stage of a record-long economic expansion that has been prolonged by substantial deficit spending by the Trump administration. Indications of a late cycle in the U.S. include lackluster vehicle sales near the top of the historical range, a yield curve that was temporarily inverted, and temporary staffing numbers showing weakness since the end of 2018. Meanwhile, valuations in the U.S. remain elevated by historical standards, bolstered by low interest rates, high operating

4

Letter from the Portfolio Managers	IVA Funds

margins and lower corporate taxes. U.S. corporations also are taking advantage of low interest rates to issue high yield bonds and buy back record amounts of stocks. This in the past has been a good contrarian indicator of financial exuberance. If there are excesses in credit in the U.S., (which is not necessarily obvious outside of government debt), this time it may well be in the high yield bond market. A substantial portion of the investment grade market lies on the cusp of junk territory, with roughly a trillion dollars of corporate bonds in the BBB zone[1], just a notch above junk. Such a large potential supply of ‘fallen angels’ that may materialize in a slowing economy would likely disrupt the junk bond market. The lack of liquidity in the high yield bond market could further exacerbate any issue if holders of high-yield ETFs decide to get out quickly.

Outside the U.S., the fragility of the European banking system is a concern, due to the heavy government debt load of a number of European countries; these countries do not have the luxury afforded to the U.S. or Japan: they are not allowed to print new euros freely to meet their obligations, although the European Central Bank seems to be a rather benevolent cop. Despite European banks trading at very low price to book ratios, our exposure to euro-based banks remains limited to AIB Group, an obscenely overcapitalized bank in Ireland, where the majority of the loan book is comprised of Irish mortgages. Additionally, many of our ‘international’ investments actually are doing business globally, including in the U.S.

The China debt pileup continues to grow and is reaching gargantuan levels; yet China remains in a current account surplus, meaning the Chinese do not need to borrow from foreigners to finance their debt binge. The timing of this debt bubble bursting is elusive but we are trying to limit our direct exposure to China.

The decay of the global monetary system is apparent in the fact that roughly USD 10 trillion of government debt currently posts negative yields to maturity, a situation never encountered in the history of the world before the great financial crisis 10 years ago. The Central Banks around the world are showing an obvious bias to debase their currencies, yet for now inflation has been hard to rekindle.

Under these circumstances, we remain cautious and are focusing our efforts on preservation of capital.

Gold remains a hedge in our opinion against the irresistible temptation by Central Bankers to ease or print money at the slightest sign of an economic slowdown; gold is also the only asset that does reasonably well when governments face bankruptcy: whether you lived in Greece, Venezuela or Argentina, gold is an asset that held up its value in collapsing economies. Gold is a currency that is accepted worldwide and keeps its buying power over time.

[1]	According to the third party ratings of Standard & Poor’s as a Nationally Recognized Statistical Ratings Organization (NRSRO).

5

Letter from the Portfolio Managers	IVA Funds

In terms of stock picking, a number of cyclical names sold down to prices that discounted very harsh recessions in our opinion in late 2018, and we took advantage of that opportunity to add to these positions, including in particular BMW and Samsung Electronics for both Funds. Our exposure to high yield remains low, as junk bonds do not offer near equity like returns in our opinion; most of our exposure in junk bonds is in the depressed oil and gas industry, on the service side (helicopters, rigs and drillships used in oil and gas exploration). Our talented analysts continue to search the globe for attractive investment opportunities and we stand ready to pounce when valuations become conducive to strong returns over the long term.

We appreciate your continued confidence and thank you for your support.

Charles de Vaulx, Chief Investment Officer and Portfolio Manager

Charles de Lardemelle, Portfolio Manager

6

Management’s Discussion of Fund Performance (unaudited)	IVA Funds

IVA Worldwide Fund

The IVA Worldwide Fund Class A, at net asset value, returned -2.31% over the six-month period ended March 31, 2019 compared to the MSCI All Country World Index (Net) (the “Index”) return of -2.13% over the same period.

The Fund lagged the Index for the period, due to a tough March for several of our larger equities. Gold bullion’s positive 8.4% return for the period and our allocation to cash helped dampen the impact from equities which were down -6.1% over the period, compared to those in the Index* which were down -2.2%. Our names in the United States and Japan detracted -2.2% from performance, while bright spots in Mexico, Switzerland and South Korea contributed a total of 0.5%. Our names in energy and industrials detracted -0.8% and -0.7%, respectively. Consumer staples, financials and materials were the only positive contributing sectors, adding a total of 0.6%.

The top five individual equity contributors to return this period were: Nestlé SA (Switzerland, consumer staples), Grupo Mexico S.A.B. de C.V. Series ‘B’ (Mexico, consumer discretionary), Kangwon Land Inc. (South Korea, consumer discretionary), Sodexo SA (France, consumer discretionary), Bank of America Corp. (U.S., financials). The top five individual equity detractors were: Cimarex Energy Co. (U.S., energy), Acuity Brands Inc. (U.S., industrials), Astellas Pharma Inc. (Japan, health care), Bayerische Motoren Werke AG (Germany, consumer discretionary), Berkshire Hathaway Inc. Class ‘A’ and Class ‘B’ (U.S., holding company).

Collectively, fixed income detracted -0.01%. Gold was up 8.4% and contributed 0.5%.

In an effort to neutralize part of our foreign exchange risk, we were partially hedged against several currencies over the period – the Australian dollar, euro, Japanese yen, and South Korean won. Our currency hedges contributed 0.1%. At the end of the period, our currency hedges were: 41% Australian dollar; 10% euro; 23% Japanese yen; 40% South Korean won.

IVA International Fund

The IVA International Fund Class A, at net asset value, returned -3.45% over the six-month period ended March 31, 2019 compared to the MSCI All Country World Index (ex-U.S.) (Net) (the “Index”) return of -2.33% over the same period.

The Fund lagged the Index for the period, due to a tough March for several of our larger equities. Gold bullion’s positive 8.4% return for the period and our allocation to cash helped dampen the impact from equities which were down -5.5% over the period, compared to those in the Index* which were down -2.5%. Equity performance was hurt the most by our names in Japan, which detracted -1.8%. Our names in Continental Europe took away -0.8% and our names in the U.S. and the United Kingdom together detracted -0.9%. Hong Kong, India and Brazil contributed a total of 0.6%.

The top five individual equity contributors to return this period were: Nestlé SA (Switzerland, consumer staples), Kangwon Land Inc. (South Korea, consumer discretionary), Grupo Mexico S.A.B. de C.V. Series ‘B’ (Mexico, consumer discretionary), Sodexo SA (France, consumer discretionary), Toho Co., Ltd. (Japan, communication services). The top five individual equity detractors were: Schlumberger Ltd. (U.S., energy), Astellas Pharma Inc. (Japan, health care), WPP Plc (United Kingdom, consumer discretionary), Royal Boskalis Westminster N.V. (Netherlands, industrials), Net 1 UEPS Technologies Inc. (South Africa, technology).

Collectively, fixed income detracted -0.1%. Gold was up 8.4% and contributed 0.7%.

7

Management’s Discussion of Fund Performance (unaudited)	IVA Funds

In an effort to neutralize part of our foreign exchange risk, we were partially hedged against several currencies over the period – the Australian dollar, euro, Japanese yen, and South Korean won. Our currency hedges contributed 0.01%. At the end of the period, our currency hedges were: 41% Australian dollar; 10% euro; 34% Japanese yen; 41% South Korean won.

Investment Risks: There are risks associated with investing in securities of foreign countries, such as erratic market conditions, economic and political instability and fluctuations in currency exchange rates. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

*The Index equity return excludes gold mining stocks.

8

IVA Worldwide Fund	IVA Funds
Performance (unaudited)	As of March 31, 2019

Average Annual Total Returns as of March 31, 2019	Six Months(a)	One Year	Five Year	Ten Year	Since Inception(b)

Class A	-2.31%	-1.68%	3.09%	8.22%	7.59%
Class A (with a 5% maximum initial sales charge)	-7.20%	-6.59%	2.04%	7.67%	7.07%
Class C	-2.65%	-2.38%	2.32%	7.42%	6.79%
Class I	-2.15%	-1.37%	3.35%	8.49%	7.85%
MSCI All Country World Index (Net)(c)	-2.13%	2.60%	6.45%	11.98%	7.57%
Consumer Price Index(d)	0.85%	1.88%	1.52%	1.81%	1.43%

Growth of a $10,000 Initial Investment

(a)	Total returns for periods of less than one year are not annualized.
(b)	The Fund commenced investment operations on October 1, 2008.
(c)
The MSCI All Country World Index (Net) is an unmanaged, free float-adjusted market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes. Please note that an investor cannot invest directly in an index.

(d)
The Consumer Price Index examines the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care. Please note that an investor cannot invest directly in an index.

(e)
Hypothetical illustration of $10,000 invested in Class A shares on March 31, 2009, assuming the deduction of the maximum initial sales charge of 5% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through March 31, 2019. The performance of the Fund’s other classes may be greater or less than the Class A shares’ performance indicated on this chart depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month-end, please call 866-941-4482.

The maximum sales charge for Class A shares is 5.00%. Class C shares may include a 1.00% contingent deferred sales charge for the first year only. Amounts redeemed within 30 days of purchase are subject to a 2.00% fee. The expense ratios for the Fund are as follows: 1.25% (Class A shares); 2.00% (Class C shares); and 1.00% (Class I shares). These expense ratios are as stated in the most recent Prospectus dated January 31, 2019. More recent expense ratios can be found in the Financial Highlights section of this Semi-Annual Report.

9

IVA Worldwide Fund	IVA Funds
Portfolio Composition (unaudited)	As of March 31, 2019

Asset Allocation (As a Percent of Total Net Assets)

Sector Allocation (As a Percent of Total Net Assets)

Top 10 Positions (As a Percent of Total Net Assets)(b)

Gold Bullion	5.8%

Berkshire Hathaway Inc., Class ‘A’, Class ‘B’	3.6%

Samsung Electronics Co., Ltd.	2.6%

Bank of America Corp.	2.6%

Bureau Veritas SA	2.5%

AIB Group Plc	2.4%

Sodexo SA	2.4%

Bayerische Motoren Werke AG	2.4%

Astellas Pharma Inc.	2.4%

Nestlé SA	2.3%

Top 10 positions represent 29.0% of total net assets.
(a)	Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.
(b)	Short-Term Investments are not included.

10

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2019

	SHARES	DESCRIPTION	FAIR VALUE

COMMON STOCKS – 61.2%

Bermuda | 0.7%
	1,163,200	Jardine Strategic Holdings Ltd.	$43,538,576

China | 0.7%
	136,185	Baidu Inc., ADR (a)	22,450,097

	18,888,640	Clear Media Ltd.	16,314,114

	51,648,000	Springland International Holdings Ltd.	10,592,842

			49,357,053

France | 8.0%
	188,902	Alten SA	20,215,343

	20,796,358	Bolloré SA	93,966,475

	119,920	Bolloré SA NV (a)	536,736

	7,113,357	Bureau Veritas SA	166,769,675

	1,776,117	Criteo SA, ADR (a)	35,575,624

	33,268	Financière de l’Odet SA	31,198,173

	37,533	Ipsos SA	939,731

	11,147	Robertet SA	6,802,258

	39,604	Séché Environnement SA	1,288,348

	1,479,248	Sodexo SA	162,881,489

	122,707	Wendel SA	15,457,715

			535,631,567

Germany | 2.4%
	2,099,669	Bayerische Motoren Werke AG	161,927,171

Hong Kong | 0.2%
	9,659,158	Hongkong & Shanghai Hotels Ltd.	13,904,354

Ireland | 2.4%
	36,292,519	AIB Group Plc	162,925,997

Japan | 7.3%
	539,000	ASKUL Corp.	13,432,446

	10,571,000	Astellas Pharma Inc.	158,188,248

	372,900	Benesse Holdings Inc.	9,673,261

	2,038,200	F@N Communications Inc.	10,353,754

	165,200	FANUC Corp.	28,141,983

	308,900	Icom Inc.	6,140,095

	245,100	Medikit Co., Ltd.	12,163,223

	3,742,600	Miraca Holdings Inc. (b)	92,729,221

	129,300	Nitto Kohki Co., Ltd.	2,547,967

	276,100	Okinawa Cellular Telephone Co.	8,769,034

	1,033,400	Rohto Pharmaceutical Co., Ltd.	26,499,349

	283,000	Seven & i Holdings Co., Ltd.	10,663,250

	789,800	Sony Corp.	33,101,335

	302,200	Techno Medica Co., Ltd.	5,734,247

See Notes to Financial Statements.	11

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2019

	SHARES	DESCRIPTION	FAIR VALUE

Japan | 7.3% (continued)
	546,200	Toho Co., Ltd.	$21,906,154

	19,229,900	Yahoo Japan Corp.	47,020,688

			487,064,255

Malaysia | 0.2%
	20,496,900	Genting Malaysia Berhad	16,066,156

Mexico | 1.5%
	24,266,635	Grupo México SAB de CV, Series ‘B’	66,435,465

		Promotora y Operadora de Infraestructura
	3,553,357	SAB de CV, Series ‘A’	35,232,884

			101,668,349

Netherlands | 2.9%
	904,325	Airbus SE	119,600,924

	2,722,540	Royal Boskalis Westminster N.V.	70,394,931

			189,995,855

Norway | 0.0%
	25,059	Golden Close Maritime Corp. Ltd. (a)	15,980

Singapore | 0.5%
	28,926,899	First Resources Ltd.	35,004,696

South Africa | 0.2%
	3,290,360	Net 1 U.E.P.S. Technologies Inc. (a)(b)	11,812,392

South Korea | 7.1%
	695,257	Daou Technology Inc.	12,954,529

	256,366	Hyundai Mobis Co., Ltd.	47,090,398

	719,146	Hyundai Motor Co.	75,709,582

	3,345,598	Kangwon Land Inc.	94,316,920

	98,915	KIWOOM Securities Co., Ltd.	7,067,225

	657,709	KT&G Corp.	59,970,823

	4,488,265	Samsung Electronics Co., Ltd.	176,549,231

			473,658,708

Switzerland | 5.0%
	1,791,433	Compagnie Financière Richemont SA	130,505,197

	1,628,358	Nestlé SA	155,190,735

	4,232,141	UBS Group AG	51,299,966

			336,995,898

Thailand | 0.1%
	28,588,600	Thaicom PCL	6,396,063

United Kingdom | 2.1%
	3,247,314	Antofagasta Plc	40,856,612

	659,927	Inchcape Plc	4,907,869

12	See Notes to Financial Statements.

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2019

	SHARES		DESCRIPTION	FAIR VALUE

United Kingdom | 2.1% (continued)
	8,535,810		Millennium & Copthorne Hotels Plc	$50,695,630

	3,834,655		WPP Plc	40,494,961

				136,955,072

United States | 19.6%
	976,127		Acuity Brands Inc.	117,145,001

	10,657		Alphabet Inc., Class ‘A’ (a)	12,542,117

	33,640		Alphabet Inc., Class ‘C’ (a)	39,470,148

	999,504		Astronics Corp. (a)	32,703,771

	6,323,303		Bank of America Corp.	174,459,930

	682		Berkshire Hathaway Inc., Class ‘A’ (a)	205,428,630

	173,814		Berkshire Hathaway Inc., Class ‘B’ (a)	34,917,495

	1,902,148		Cimarex Energy Co.	132,960,145

	454,201		Goldman Sachs Group Inc.	87,202,050

	1,974,636		LKQ Corp. (a)	56,040,170

	479,518		Mastercard Inc., Class ‘A’	112,902,513

	3,814,278		News Corp., Class ‘A’	47,449,618

	1,120,199		Oracle Corp.	60,165,888

	2,225,308		Qurate Retail Inc. (a)	35,560,422

	2,670,473		Schlumberger Ltd.	116,352,509

	342,560		United Technologies Corp.	44,152,558

				1,309,452,965

Uruguay | 0.3%
	3,024,882		Arcos Dorados Holdings Inc., Class ‘A’	21,688,404

			TOTAL COMMON STOCKS
			(Cost — $3,410,532,452)	4,094,059,511

	PRINCIPAL
	AMOUNT
CORPORATE NOTES & BONDS – 2.1%

South Africa | 0.5%
			Gold Fields Orogen Holding (BVI) Ltd.,
	35,068,000	USD	4.875% due 10/7/2020 (c)	35,550,185

United Kingdom | 0.2%
			Ensco Plc:
	2,134,000	USD	8% due 1/31/2024	1,957,945

	7,163,000	USD	4.5% due 10/1/2024	5,515,510

	6,830,000	USD	5.2% due 3/15/2025	5,329,449

				12,802,904

United States | 1.4%
	19,963,000	USD	Era Group Inc., 7.75% due 12/15/2022	19,813,277

			Rowan Cos., Inc.:
	17,328,000	USD	4.875% due 6/1/2022	16,115,040

	16,336,000	USD	4.75% due 1/15/2024	13,334,260

	34,901,000	USD	7.375% due 6/15/2025	30,712,880

See Notes to Financial Statements.	13

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2019

	PRINCIPAL
	AMOUNT		DESCRIPTION	FAIR VALUE

United States | 1.4% (continued)
	10,154,753	USD	Tidewater Inc., 8% due 8/1/2022	$10,459,396

				90,434,853

			TOTAL CORPORATE NOTES & BONDS
			(Cost — $137,251,627)	138,787,942

CONVERTIBLE BONDS – 0.1%

United Kingdom | 0.1%
			Ensco Jersey Finance Ltd.,
	4,773,000	USD	3% due 1/31/2024	3,693,391

			TOTAL CONVERTIBLE BONDS
			(Cost — $5,060,850)	3,693,391

	OUNCES
COMMODITIES – 5.8%
	301,020		Gold Bullion (a)	389,020,739

			TOTAL COMMODITIES
			(Cost — $423,334,525)	389,020,739

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 30.4%

Commercial Paper | 30.3%
	50,000,000	USD	Apple Inc., 2.45% due 4/2/2019 (c)	49,986,761

			BASF SE:
	50,000,000	USD	2.47% due 4/15/2019 (c)	49,942,554

	50,000,000	USD	2.47% due 4/25/2019 (c)	49,908,275

			Chevron Corp.:

	50,000,000	USD	2.45% due 4/4/2019 (c)	49,980,183

	50,000,000	USD	2.4% due 4/12/2019 (c)	49,953,372

	50,000,000	USD	2.4% due 4/16/2019 (c)	49,939,900

	50,000,000	USD	2.41% due 5/2/2019 (c)	49,886,809

			Cisco Systems Inc.:
	50,000,000	USD	2.4% due 4/23/2019 (c)	49,915,868

	50,000,000	USD	2.45% due 4/30/2019 (c)	49,891,867

	50,000,000	USD	2.45% due 5/7/2019 (c)	49,867,563

	50,000,000	USD	Coca-Cola Co., 2.41% due 4/22/2019 (c)	49,918,600

			Colgate-Palmolive Co.,
	50,000,000	USD	2.38% due 4/10/2019 (c)	49,960,083

			Consolidated Edison Co. Inc.,
	50,000,000	USD	2.64% due 4/12/2019 (c)	49,947,792

			Duke Energy Corp.:
	12,300,000	USD	2.55% due 4/1/2019 (c)	12,297,294

	10,000,000	USD	2.57% due 4/1/2019 (c)	9,997,800

	50,000,000	USD	2.62% due 4/2/2019 (c)	49,985,316

	50,000,000	USD	2.62% due 4/3/2019 (c)	49,981,632

14	See Notes to Financial Statements.

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2019

	PRINCIPAL
	AMOUNT		DESCRIPTION	FAIR VALUE

Commercial Paper | 30.3% (continued)
	50,000,000	USD	Eli Lilly & Co., 2.43% due 4/17/2019 (c)	$49,936,271

			Exxon Mobil Corp.:
	50,000,000	USD	2.44% due 4/3/2019	49,983,507

	50,000,000	USD	2.43% due 4/5/2019	49,976,861

	50,000,000	USD	2.41% due 4/9/2019	49,963,486

	50,000,000	USD	2.41% due 4/11/2019	49,956,757

			GlaxoSmithKline LLC:
	60,000,000	USD	2.42% due 4/2/2019 (c)	59,984,066

	50,000,000	USD	2.48% due 4/8/2019 (c)	49,965,972

	50,000,000	USD	2.48% due 4/25/2019 (c)	49,906,400

	50,000,000	USD	Hershey Co., 2.42% due 4/15/2019 (c)	49,942,554

			Intel Corp.:
	50,000,000	USD	2.42% due 4/8/2019 (c)	49,966,708

	50,000,000	USD	2.4% due 4/11/2019 (c)	49,956,576

	50,000,000	USD	2.38% due 4/12/2019 (c)	49,953,197

	50,000,000	USD	2.4% due 4/17/2019 (c)	49,936,271

			Lockheed Martin Corp.,
	50,000,000	USD	2.55% due 4/1/2019 (c)	49,989,000

			LVMH Moët Hennessy Louis Vuitton SE,
	50,000,000	USD	2.48% due 4/23/2019 (c)	49,912,639

	50,000,000	USD	Nestlé Capital Corp., 2.29% due 4/1/2019 (c)	49,990,104

			Roche Holdings, Inc.:
	50,000,000	USD	2.42% due 4/26/2019 (c)	49,905,617

	50,000,000	USD	2.44% due 5/6/2019 (c)	49,871,064

	50,000,000	USD	2.44% due 5/9/2019 (c)	49,860,600

	50,000,000	USD	2.44% due 5/10/2019 (c)	49,857,084

			Total Fina Elf Capital SA,
	50,000,000	USD	2.40% due 4/1/2019 (c)	49,989,958

			Wal-Mart Inc.:
	50,000,000	USD	2.42% due 4/9/2019 (c)	49,963,028

	50,000,000	USD	2.42% due 4/10/2019 (c)	49,959,666

	50,000,000	USD	2.44% due 4/29/2019 (c)	49,895,289

	50,000,000	USD	2.46% due 5/8/2019 (c)	49,864,056

				2,029,848,400

Treasury Bills | 0.1%
	4,000,000	USD	U.S. Treasury Bill, due 6/6/2019 (d)	3,982,712

			TOTAL SHORT-TERM INVESTMENTS
			(Cost — $2,034,245,759)	2,033,831,112

			TOTAL INVESTMENTS — 99.6%
			(Cost — $6,010,425,213)	6,659,392,695

			Other Assets In Excess of
			Liabilities — 0.4%	28,233,568

			TOTAL NET ASSETS — 100.0%	$6,687,626,263

See Notes to Financial Statements.	15

IVA Worldwide Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2019

The IVA Worldwide Fund had the following open forward foreign currency contracts at March 31, 2019:

					USD	NET
		SETTLEMENT	LOCAL		VALUE AT	UNREALIZED
FOREIGN		DATES	CURRENCY	USD	MARCH 31,	APPRECIATION/
CURRENCY	COUNTERPARTY	THROUGH	AMOUNT	EQUIVALENT	2019	(DEPRECIATION)

Contracts to Sell:
	State Street
Australian	Bank &
dollar	Trust Co.	06/07/2019	AUD 27,101,000	$19,289,274	$19,266,898	$22,376

	State Street
	Bank &
euro	Trust Co.	06/07/2019	EUR 91,492,000	105,148,096	103,201,665	1,946,431

	State Street
Japanese	Bank &
yen	Trust Co.	06/07/2019	JPY 12,501,000,000	112,637,451	113,368,909	(731,458)

South	State Street
Korean	Bank &
won	Trust Co.	04/05/2019	KRW 216,630,000,000	192,371,642	190,710,532	1,661,110

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts						$2,898,459

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
AUD	—	Australian dollar
EUR	—	euro
JPY	—	Japanese yen
KRW	—	South Korean won
NV	—	Non-voting
USD	—	United States dollar

(a)	Non-income producing investment.

(b)
Issuer of the security is an affiliate of the IVA Worldwide Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA Worldwide Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates

	SHARES			SHARES	FAIR
	HELD AT			HELD AT	VALUE AT		CHANGE IN
	SEPTEMBER	SHARE	SHARE	MARCH	MARCH	REALIZED	UNREALIZED	DIVIDEND
SECURITY	30, 2018	ADDITIONS	REDUCTIONS	31, 2019	31, 2019	LOSS	DEPRECIATION	INCOME*

Miraca
Holdings
Inc. **	2,133,000	1,639,300	29,700	3,742,600	$92,729,221	$(458,929)	$(768,231)	$2,204,023

Net 1 U.E.P.S.
Technologies
Inc.	3,290,360	—	—	3,290,360	11,812,392	—	(14,510,488)	—

Total					$104,541,613	$(458,929)	$(15,278,719)	$2,204,023

*	Dividend income is gross of withholding taxes.

**	Non-affiliated at September 30, 2018.

(c)
Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.

(d)
This security is held at the custodian as collateral for forward foreign currency contracts sold. As of March 31, 2019, portfolio securities valued at $3,982,712 were segregated, of which $0 is used to cover collateral requirements.

16	See Notes to Financial Statements.

IVA International Fund	IVA Funds
Performance (unaudited)	As of March 31, 2019

Average Annual Total Returns as of March 31, 2019	Six Months(a)	One Year	Five Year	Ten Year	Since Inception(b)

Class A	-3.45%	-6.34%	2.36%	7.93%	7.01%
Class A (with a 5% maximum initial sales charge)	-8.30%	-11.00%	1.31%	7.38%	6.49%
Class C	-3.80%	-7.06%	1.59%	7.11%	6.21%
Class I	-3.31%	-6.08%	2.61%	8.20%	7.28%
MSCI All Country World (ex-U.S.) Index (Net)(c)	-2.33%	-4.22%	2.57%	8.85%	4.70%
Consumer Price Index(d)	0.85%	1.88%	1.52%	1.81%	1.43%

Growth of a $10,000 Initial Investment

(a)	Total returns for periods of less than one year are not annualized.
(b)	The Fund commenced investment operations on October 1, 2008.
(c)
The MSCI All Country World (ex-U.S.) Index (Net) is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States. The index includes reinvestment of dividends, net of foreign withholding taxes. Please note that an investor cannot invest directly in an index.

(d)
The Consumer Price Index examines the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care. Please note that an investor cannot invest directly in an index.

(e)
Hypothetical illustration of $10,000 invested in Class A shares on March 31, 2009, assuming the deduction of the maximum initial sales charge of 5% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through March 31, 2019. The performance of the Fund’s other classes may be greater or less than the Class A shares’ performance indicated on this chart depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month-end, please call 866-941-4482.

The maximum sales charge for Class A shares is 5.00%. Class C shares may include a 1.00% contingent deferred sales charge for the first year only. Amounts redeemed within 30 days of purchase are subject to a 2.00% fee. The expense ratios for the Fund are as follows: 1.25% (Class A shares); 2.00% (Class C shares); and 1.00% (Class I shares). These expense ratios are as stated in the most recent Prospectus dated January 31, 2019. More recent expense ratios can be found in the Financial Highlights section of this Semi-Annual Report.

17

IVA International Fund	IVA Funds
Portfolio Composition (unaudited)	As of March 31, 2019

Asset Allocation (As a Percent of Total Net Assets)

Sector Allocation (As a Percent of Total Net Assets)

Top 10 Positions (As a Percent of Total Net Assets)(b)

Gold Bullion	6.9%

Bureau Veritas SA	4.1%

Samsung Electronics Co., Ltd.	3.2%

AIB Group Plc	3.1%

Astellas Pharma Inc.	3.1%

Sodexo SA	2.9%

Nestlé SA	2.8%

Airbus SE	2.7%

Bayerische Motoren Werke AG	2.4%

Haw Par Corp. Ltd.	2.2%

Top 10 positions represent 33.4% of total net assets.
(a)	Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.
(b)	Short-Term Investments are not included.

18

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2019

	SHARES	DESCRIPTION	FAIR VALUE

COMMON STOCKS – 76.8%

Australia | 0.4%
	27,595,779	WPP AUNZ Ltd.	$12,344,457

Belgium | 0.4%
	300,568	D’Ieteren SA/NV	11,901,827

Bermuda | 1.0%
	827,626	Jardine Strategic Holdings Ltd.	30,978,041

Brazil | 0.4%
	1,214,100	TOTVS SA	12,229,840

China | 2.5%
	123,337	Baidu Inc., ADR (a)	20,332,104

	33,084,030	Clear Media Ltd. (b)	28,574,669

	57,936,000	Phoenix Media Investment (Holdings) Ltd.	6,347,169

	3,565,147	Phoenix New Media Ltd., ADR (a)	15,009,269

	41,941,000	Springland International Holdings Ltd.	8,601,967

			78,865,178

France | 11.9%
	146,146	Alten SA	15,639,811

	12,154,741	Bolloré SA	54,920,105

	70,811	Bolloré SA NV (a)	316,935

	5,427,320	Bureau Veritas SA	127,241,244

	1,078,586	Criteo SA, ADR (a)	21,604,078

	27,367	Financière de l’Odet SA	25,664,314

	1,565,775	Groupe SFPI SA	3,969,483

	474,264	Ipsos SA	11,874,369

	9,803	Robertet SA	5,982,106

	5,705	Robertet SA-CI	2,497,118

	77,154	Séché Environnement SA	2,509,878

	829,276	Sodexo SA	91,312,417

	58,731	Wendel SA	7,398,494

			370,930,352

Germany | 2.4%
	983,998	Bayerische Motoren Werke AG	75,886,253

Hong Kong | 1.8%
	57,575,000	APT Satellite Holdings Ltd. (b)	25,817,235

		Asia Satellite Telecommunications
	20,753,000	Holdings Ltd. (b)	17,184,122

	9,918,416	Hongkong & Shanghai Hotels Ltd.	14,277,556

			57,278,913

See Notes to Financial Statements.	19

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2019

	SHARES	DESCRIPTION	FAIR VALUE

India | 0.8%
	337,235	Bajaj Holdings and Investment Ltd.	$16,562,608

	37,811,245	South Indian Bank Ltd.	8,951,345

			25,513,953

Indonesia | 0.2%
	268,649,200	PT Bank Bukopin Tbk (a)	6,301,182

Ireland | 3.1%
	21,811,979	AIB Group Plc	97,919,310

Japan | 14.3%
	451,870	Arcland Sakamoto Co., Ltd.	6,111,641

	511,600	ASKUL Corp.	12,749,609

	6,417,300	Astellas Pharma Inc.	96,030,786

	67,900	The Bank of Okinawa Ltd.	2,110,579

	300,000	Benesse Holdings Inc.	7,782,189

	600,900	Doshisha Co., Ltd.	9,363,478

	421,300	EPS Holdings Inc.	7,017,232

	4,019,800	F@N Communications Inc. (b)	20,419,989

	134,900	FANUC Corp.	22,980,348

	1,611,400	Fujitec Co., Ltd.	17,810,746

	1,094,300	Hi-Lex Corp.	20,507,634

	312,100	Icom Inc.	6,203,702

	104,300	Medikit Co., Ltd.	5,175,945

	1,930,500	Miraca Holdings Inc.	47,831,391

	209,400	Nitto Kohki Co., Ltd.	4,126,406

	251,300	Okinawa Cellular Telephone Co.	7,981,377

	515,700	Retail Partners Co., Ltd.	5,425,482

	846,300	Rohto Pharmaceutical Co., Ltd.	21,701,566

	336,600	San-A Co., Ltd.	13,454,281

	10,000	Secom Joshinetsu Co., Ltd.	304,069

	225,100	Seven & i Holdings Co., Ltd.	8,481,617

	473,775	Shingakukai Holdings Co., Ltd.	2,376,783

	283,350	Shofu Inc.	3,269,915

	900	SK Kaken Co., Ltd.	369,891

	444,300	Sony Corp.	18,621,073

	332,700	Sumitomo Seika Chemicals Co., Ltd.	12,217,712

	544,600	Techno Medica Co., Ltd. (b)	10,333,789

	303,800	Toho Co., Ltd.	12,184,346

	233,000	Transcosmos Inc.	4,538,907

	10,284,200	Yahoo Japan Corp.	25,146,785

	765,900	Yondoshi Holdings Inc.	14,401,657

			447,030,925

20	See Notes to Financial Statements.

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2019

	SHARES	DESCRIPTION	FAIR VALUE

Malaysia | 0.5%
	18,793,900	Genting Malaysia Berhad	$14,731,287

Mexico | 3.9%
	1,903,072	Corporativo Fragua, SAB de CV	26,276,958

	11,473,062	Grupo Comercial Chedraui SAB de CV	22,342,924

	11,295,619	Grupo México SAB de CV, Series ‘B’	30,924,341

		Promotora y Operadora de
	2,623,175	Infraestructura SAB de CV, Series ‘A’	26,009,776

		Promotora y Operadora de
	268,884	Infraestructura SAB de CV, Series ‘L’	1,690,027

	5,728,400	Quálitas Controladora, SAB de CV	14,089,145

			121,333,171

Netherlands | 4.5%
	625,682	Airbus SE	82,749,172

	2,207,782	Royal Boskalis Westminster N.V.	57,085,171

			139,834,343

Norway | 0.0%
	12,326	Golden Close Maritime Corp. Ltd. (a)	7,860

Singapore | 3.6%
	36,858,100	First Resources Ltd.	44,602,313

	6,916,320	Haw Par Corp. Ltd.	68,129,771

			112,732,084

South Africa | 0.3%
	2,536,102	Net 1 U.E.P.S. Technologies Inc. (a)	9,104,606

South Korea | 11.9%
	1,177,650	Daou Technology Inc.	21,942,822

	224,334	DONGKOOK Pharmaceutical Co., Ltd.	11,541,807

	95,008	Fursys Inc.	2,623,999

	187,392	Hyundai Mobis Co., Ltd.	34,420,960

	440,522	Hyundai Motor Co.	46,376,865

	2,309,370	Kangwon Land Inc.	65,104,255

	129,194	KIWOOM Securities Co., Ltd.	9,230,582

	451,879	KT&G Corp.	41,202,957

	1,337,098	Kyung Dong Pharmaceutical Co., Ltd. (b)	12,368,539

	2,547,942	Samsung Electronics Co., Ltd.	100,225,188

	1,572,049	WHANIN Pharmaceutical Co., Ltd. (b)	24,928,977

			369,966,951

Switzerland | 5.8%
	877,693	Compagnie Financière Richemont SA	63,939,593

	906,691	Nestlé SA	86,412,228

	2,541,998	UBS Group AG	30,812,871

			181,164,692

See Notes to Financial Statements.	21

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2019

	SHARES	DESCRIPTION	FAIR VALUE

Thailand | 0.2%
	28,746,900	Thaicom PCL	$6,431,479

United Kingdom | 3.8%
	2,263,941	Antofagasta Plc	28,484,144

	34,489,829	Avanti Communications Group Plc (a)	1,156,722

	303,358	Inchcape Plc	2,256,070

	5,929,783	Millennium & Copthorne Hotels Plc	35,217,992

	9,221,239	Mitie Group Plc	17,871,177

	3,017,477	WPP Plc	31,865,347

			116,851,452

United States | 2.6%
	2,173,264	News Corp., Class ‘A’	27,035,404

	1,240,786	Schlumberger Ltd.	54,061,046

			81,096,450

Uruguay | 0.5%
	2,155,481	Arcos Dorados Holdings Inc., Class ‘A’	15,454,799

		TOTAL COMMON STOCKS
		(Cost — $2,301,277,193)	2,395,889,405

PREFERRED STOCKS – 0.7%

Germany | 0.7%
	73,719	KSB SE & Co. KgaA Vorzug	23,237,101

		TOTAL PREFERRED STOCKS
		(Cost — $28,504,131)	23,237,101

	PRINCIPAL
	AMOUNT
CORPORATE NOTES & BONDS – 2.0%

South Africa | 0.6%
		Gold Fields Orogen Holding (BVI) Ltd.,
	17,291,000 USD	4.875% due 10/7/2020 (c)	17,528,751

United Kingdom | 0.4%
		Avanti Communications Group Plc,
	6,379,821 USD	9% due 10/1/2022 (9% PIK) (c)(d)	4,402,077

		Ensco Plc:
	510,000 USD	8% due 1/31/2024	467,925

	3,819,000 USD	4.5% due 10/1/2024	2,940,630

	7,117,000 USD	5.2% due 3/15/2025	5,553,395

			13,364,027

United States | 1.0%
		Rowan Cos., Inc.:
	8,168,000 USD	4.875% due 6/1/2022	7,596,240

	8,844,000 USD	4.75% due 1/15/2024	7,218,915

	19,865,000 USD	7.375% due 6/15/2025	17,481,200

			32,296,355

		TOTAL CORPORATE NOTES & BONDS
		(Cost — $65,755,578)	63,189,133

22	See Notes to Financial Statements.

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2019

	PRINCIPAL
	AMOUNT		DESCRIPTION	FAIR VALUE

CONVERTIBLE BONDS – 0.2%

United Kingdom | 0.2%
			Ensco Jersey Finance Ltd.,
	7,412,000	USD	3% due 1/31/2024	$5,735,474

			TOTAL CONVERTIBLE BONDS
			(Cost — $9,243,056)	5,735,474

SUPRANATIONAL BONDS – 0.1%

Luxembourg | 0.1%
			European Investment Bank,
	37,500,000	NOK	1.125% due 5/15/2020	4,345,016

			TOTAL SUPRANATIONAL BONDS
			(Cost — $4,555,797)	4,345,016

	OUNCES
COMMODITIES – 6.9%
	165,330		Gold Bullion (a)	213,662,385

			TOTAL COMMODITIES
			(Cost — $235,531,164)	213,662,385

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 12.5%

Commercial Paper | 12.4%
	25,000,000	USD	Chevron Corp., 2.4% due 4/12/2019 (c)	24,976,686

			Colgate-Palmolive Co.,
	25,000,000	USD	2.38% due 4/10/2019 (c)	24,980,042

			Consolidated Edison Co. Inc.:
	25,000,000	USD	2.63% due 4/2/2019 (c)	24,992,681

	25,000,000	USD	2.64% due 4/10/2019 (c)	24,977,708

			Dover Corp.:
	25,000,000	USD	2.65% due 4/1/2019 (c)	24,994,500

	25,000,000	USD	2.65% due 4/2/2019 (c)	24,992,658

	25,000,000	USD	Duke Energy Corp., 2.62% due 4/3/2019 (c)	24,990,816

	25,000,000	USD	Exxon Mobil Corp., 2.41% due 4/4/2019	24,990,092

			GlaxoSmithKline LLC,
	36,800,000	USD	2.42% due 4/2/2019 (c)	36,790,227

			Intel Corp.:
	25,000,000	USD	2.4% due 4/8/2019 (c)	24,983,354

	25,000,000	USD	2.4% due 4/11/2019 (c)	24,978,288

			Lockheed Martin Corp.,
	25,000,000	USD	2.55% due 4/3/2019 (c)	24,990,816

			Mondelez International Inc.,
	25,000,000	USD	2.62% due 4/5/2019 (c)	24,987,118

			Novartis Finance Corp.,
	25,000,000	USD	2.43% due 4/9/2019 (c)	24,981,667

			Total Fina Elf Capital SA,
	25,000,000	USD	2.4% due 4/1/2019 (c)	24,994,979

				386,601,632

See Notes to Financial Statements.	23

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2019

	PRINCIPAL
	AMOUNT	DESCRIPTION	FAIR VALUE

Treasury Bills | 0.1%
	4,000,000 USD	U.S. Treasury Bill, due 6/6/2019 (e)	$3,982,712

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $390,665,367)	390,584,344

		TOTAL INVESTMENTS — 99.2%
		(Cost — $3,035,532,286)	3,096,642,858
		Other Assets In Excess of
		Liabilities — 0.8%	24,698,956

		TOTAL NET ASSETS — 100.0%	$3,121,341,814

The IVA International Fund had the following open forward foreign currency contracts at March 31, 2019:

					USD	NET
		SETTLEMENT	LOCAL		VALUE AT	UNREALIZED
FOREIGN		DATES	CURRENCY	USD	MARCH 31,	APPRECIATION/
CURRENCY	COUNTERPARTY	THROUGH	AMOUNT	EQUIVALENT	2019	(DEPRECIATION)

Contracts to Sell:
Australian	State Street
dollar	Bank &
	Trust Co.	06/07/2019	AUD 22,612,000	$16,092,027	$16,075,535	$16,492

	State Street
euro	Bank &
	Trust Co.	06/07/2019	EUR 62,877,000	72,262,021	70,924,355	1,337,666

Japanese	State Street
yen	Bank &
	Trust Co.	06/07/2019	JPY 16,594,700,000	149,513,200	150,493,803	(980,603)

South	State Street
Korean	Bank &
won	Trust Co.	04/05/2019	KRW 171,522,000,000	152,315,069	150,999,639	1,315,430

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts						$1,688,985

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
AUD	—	Australian dollar
CI	—	Investment certificates (non-voting)
EUR	—	euro
JPY	—	Japanese yen
KRW	—	South Korean won
NOK	—	Norwegian krone
NV	—	Non-voting
PIK	—	Payment-in-kind
USD	—	United States dollar

24	See Notes to Financial Statements.

IVA International Fund	IVA Funds

Schedule of Investments (unaudited)
March 31, 2019

(a)	Non-income producing investment.
(b)
Issuer of the security is an affiliate of the IVA International Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA International Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates
	SHARES			SHARES			CHANGE IN
	HELD AT			HELD AT	FAIR VALUE	REALIZED	UNREALIZED
	SEPTEMBER	SHARE	SHARE	MARCH	AT MARCH	GAIN/	APPRECIATION/	DIVIDEND
SECURITY	30, 2018	ADDITIONS	REDUCTIONS	31, 2019	31, 2019	(LOSS)	(DEPRECIATION)	INCOME*

APT Satellite
Holdings
Ltd.	51,262,000	6,313,000	—	57,575,000	$25,817,235	—	$4,971,320	$262,421

Asia Satellite
Telecommunications
Holdings
Ltd.**	15,821,000	4,932,000	—	20,753,000	17,184,122	—	1,566,179	364,460

Clear
Media
Ltd.	40,065,030	—	6,981,000	33,084,030	28,574,669	$2,842,940	2,077,393	—

F@N
Communications
Inc.	4,019,800	—	—	4,019,800	20,419,989	—	(4,204,028)	692,284

Kyung Dong
Pharmaceutical
Co., Ltd. **	776,276	560,822	—	1,337,098	12,368,539	—	(2,637,660)	328,957

Techno
Medica
Co., Ltd.	556,900	—	12,300	544,600	10,333,789	(20,203)	234,797	222,156

WHANIN
Pharmaceutical
Co., Ltd.	1,607,014	—	34,965	1,572,049	24,928,977	(99,494)	(5,361,087)	421,028

Total					$139,627,320	$2,723,243	$(3,353,086)	$2,291,306

* Dividend income is gross of withholding taxes.
** Non-affiliated at September 30, 2018.
(c)
Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.

(d) Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.
(e)
This security is held at the custodian as collateral for forward foreign currency contracts sold. As of March 31, 2019, portfolio securities valued at $3,982,712 were segregated to, of which $0 is used to cover collateral requirements.

See Notes to Financial Statements.	25

Statements of Assets and Liabilities (unaudited)	IVA Funds

March 31, 2019

	IVA	IVA
	Worldwide	International
	Fund	Fund

Assets:
Long-term investments, at cost:
Non-affiliated securities	$3,406,713,659	$2,236,074,289

Affiliated securities	146,131,270	173,261,466

Commodities	423,334,525	235,531,164

Short-term investments, at cost	2,030,263,231	386,682,839

Collateral for open foreign forward currency contracts, at cost	3,982,528	3,982,528

Long-term investments, at fair value:
Non-affiliated securities	$4,131,999,231	$2,352,768,809

Affiliated securities	104,541,613	139,627,320

Commodities	389,020,739	213,662,385

Short-term investments, at fair value	2,029,848,400	386,601,632

Collateral for open foreign forward currency contracts, at fair value	3,982,712	3,982,712

Cash	318,166	332,067

Dividends and interest receivable	29,998,745	21,302,098

Receivable for investments sold	10,520,803	18,875,919

Receivable for fund shares sold	7,809,927	2,854,174

Unrealized appreciation on open forward foreign currency contracts	2,898,459	1,688,985

Prepaid expenses	99,595	49,539

Total assets	$6,711,038,390	$3,141,745,640

Liabilities:
Payable for fund shares repurchased	$15,524,773	$5,423,463

Payable for investments purchased	1,010,879	11,984,853

Accrued investment advisory fees	5,189,783	2,440,747

Accrued distribution and service fees	681,334	63,243

Accrued expenses and other liabilities	1,005,358	491,520

Total liabilities	23,412,127	20,403,826

Net Assets	$6,687,626,263	$3,121,341,814

Net Assets Consist of:
Par value ($0.001 per share)	$396,061	$201,215

Additional paid-in-capital	5,825,090,631	3,067,545,226

Total distributable earnings	862,139,571	53,595,373

Net Assets	$6,687,626,263	$3,121,341,814

Net Asset Value Per Share:
Class A
Net assets	$1,015,097,176	$157,546,312

Shares outstanding	60,161,247	10,169,109

Net asset value per share	$16.87	$15.49

Maximum offering price per share (with a maximum initial
sales charge of 5.00%)	$17.76	$16.31

Class C
Net assets	$521,825,652	$32,829,172

Shares outstanding	31,679,855	2,160,849

Net asset value per share	$16.47	$15.19

Class I
Net assets	$5,150,703,435	$2,930,966,330

Shares outstanding	304,219,453	188,885,175

Net asset value per share	$16.93	$15.52

26	See Notes to Financial Statements.

Statements of Operations (unaudited)	IVA Funds

For the Six Months Ended March 31, 2019

	IVA	IVA
	Worldwide	International
	Fund	Fund

Investment Income:
Interest	$35,433,678	$9,693,863

Dividends:
Non-affiliated securities	42,715,384	26,869,679

Affiliated securities	2,204,023	2,291,306

Other income	—	318

Less: Foreign taxes withheld	(3,442,196)	(2,700,585)

Total income	76,910,889	36,154,581

Expenses:
Investment advisory fees	31,726,480	14,905,743

Distribution and service fees:

Class A	1,280,299	194,318

Class C	3,025,459	179,489

Trustee fees	142,417	68,391

Other expenses	3,745,599	1,862,104

Total expenses	39,920,254	17,210,045

Net investment income	36,990,635	18,944,536

Net Realized and Change in Unrealized Gain (Loss)
on Investments and Foreign Currency including
Forward Foreign Currency Contracts:

Net realized gain (loss) on:
Investments:
Non-affiliated securities	383,619,324	59,006,542

Affiliated securities	(458,929)	2,723,243

Commodities	(1,444,403)	(3,189,559)

Forward foreign currency contracts and other foreign
currency transactions	7,495,784	7,552,685

Net realized gain	389,211,776	66,092,911

Net change in unrealized appreciation
(depreciation) from:
Investments from:
Non-affiliated investments (net of change in foreign
capital gains tax of $0 and ($38,795), respectively)	(633,366,586)	(232,028,908)

Affiliated investments	(15,278,719)	(3,353,086)

Forward foreign currency contracts and other foreign
currency translation	(313,777)	(2,740,336)

Net change in unrealized appreciation (depreciation)	(648,959,082)	(238,122,330)

Net realized and change in unrealized loss on
investments and foreign currency including forward
foreign currency contracts	(259,747,306)	(172,029,419)

Decrease in net assets resulting from operations	$(222,756,671)	$(153,084,883)

See Notes to Financial Statements.	27

Statements of Changes in Net Assets (unaudited)	IVA Funds

	IVA Worldwide Fund		IVA International Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31,	September 30,	March 31,	September 30,
	2019	2018	2019	2018

Operations:
Net investment income	$36,990,635	$45,665,797	$18,944,377	$39,984,949

Net realized gain	389,211,776	453,368,754	66,093,070	177,335,496

Net change in net unrealized
appreciation (depreciation)	(648,959,082)	(223,855,661)	(238,122,330)	(247,071,278)

Increase (decrease) in net assets
resulting from operations	(222,756,671)	275,178,890	(153,084,883)	(29,750,833)

Decrease in net assets
resulting from distributions	(639,448,284)	(270,021,297)	(234,693,218)	(150,116,202)

Capital Share Transactions:
Proceeds from shares sold	868,298,901	1,266,049,192	474,008,605	592,354,869

Reinvestment of distributions	530,777,658	226,638,792	203,877,710	129,510,998

Cost of shares repurchased	(1,866,557,520)	(1,710,878,886)	(1,017,817,640)	(896,001,693)

Decrease in net assets from
capital share transactions	(467,480,961)	(218,190,902)	(339,931,325)	(174,135,826)

Decrease in net assets	(1,329,685,916)	(213,033,309)	(727,709,426)	(354,002,861)

Net Assets:
Beginning of period	$8,017,312,179	$8,230,345,488	$3,849,051,240	$4,203,054,101

End of period	$6,687,626,263	$8,017,312,179	$3,121,341,814	$3,849,051,240

28	See Notes to Financial Statements.

Financial Highlights (unaudited)	IVA Funds

IVA Worldwide Fund — Class A

For a share of each class of beneficial interest outstanding:

	Six Months Ended		Year Ended September 30,

	March 31, 2019		2018	2017	2016	2015	2014

Net asset value,
beginning of period	$18.97		$18.96	$17.26	$16.87	$18.54	$17.91

Increase (decrease) from
investment operations:(a)
Net investment income(b)	0.08		0.08	0.04	0.09	0.02	0.03
Net realized and unrealized
gain (loss)	(0.58)		0.53	1.86	1.01	(0.77)	1.35

Increase (decrease) from
investment operations	(0.50)		0.61	1.90	1.10	(0.75)	1.38

Decrease from distributions:
Net investment income	(0.15)		(0.03)	—	(0.23)	(0.21)	(0.20)
Net realized gain on
investments	(1.45)		(0.57)	(0.20)	(0.48)	(0.71)	(0.55)

Decrease from distributions	(1.60)		(0.60)	(0.20)	(0.71)	(0.92)	(0.75)

Net asset value, end
of period	$16.87		$18.97	$18.96	$17.26	$16.87	$18.54

Total return(c)	(2.31)%		3.25%	11.12%	6.75%	(4.21)%	8.00%
Ratios to average net assets:
Operating expenses	1.26	%(d)	1.25%	1.25%	1.25%	1.25%	1.26%
Net investment income	0.94	%(d)	0.41%	0.21%	0.52%	0.09%	0.14%
Supplemental data:
Portfolio turnover rate	22.3%		25.0%	13.9%	29.7%	30.3%	22.5%
Net assets, end of
period (000’s)	$1,015,097		$1,159,022	$1,512,543	$1,587,209	$1,815,439	$2,083,683

(a)
The amounts shown for a share outstanding may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.

(b)	Calculated using average daily shares outstanding.
(c)	Total return assumes reinvestment of all distributions and does not reflect an initial sales charge. Total returns for periods of less than one year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.	29

Financial Highlights (unaudited)	IVA Funds

IVA Worldwide Fund — Class C

For a share of each class of beneficial interest outstanding:

	Six Months Ended		Year Ended September 30,

	March 31, 2019		2018	2017	2016	2015	2014

Net asset value,
beginning of period	$18.48		$18.59	$17.05	$16.67	$18.33	$17.71

Increase (decrease) from
investment operations:(a)
Net investment income (loss)(b)	0.01		(0.06)	(0.10)	(0.04)	(0.12)	(0.11)
Net realized and unrealized
gain (loss)	(0.55)		0.52	1.84	1.00	(0.76)	1.35

Increase (decrease) from
investment operations	(0.54)		0.46	1.74	0.96	(0.88)	1.24

Decrease from distributions:
Net investment income	(0.02)		—	—	(0.10)	(0.07)	(0.07)
Net realized gain
on investments	(1.45)		(0.57)	(0.20)	(0.48)	(0.71)	(0.55)

Decrease from distributions	(1.47)		(0.57)	(0.20)	(0.58)	(0.78)	(0.62)

Net asset value, end
of period	$16.47		$18.48	$18.59	$17.05	$16.67	$18.33

Total return(c)	(2.65)%		2.47%	10.31%	5.93%	(4.96)%	7.23%

Ratios to average net assets:
Operating expenses	2.01	%(d)	2.00%	2.00%	2.00%	2.00%	2.01%
Net investment income (loss)	0.14	%(d)	(0.32)%	(0.55)%	(0.23)%	(0.67)%	(0.61)%

Supplemental data:
Portfolio turnover rate	22.3%		25.0%	13.9%	29.7%	30.3%	22.5%
Net assets, end of
period (000’s)	$521,826		$691,501	$856,801	$1,037,758	$1,201,687	$1,431,328

(a)
The amounts shown for a share outstanding may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.

(b)	Calculated using average daily shares outstanding.
(c)	Total return assumes reinvestment of all distributions and does not reflect a contingent deferred sales charge. Total returns for periods of less than one year are not annualized.
(d)	Annualized.

30	See Notes to Financial Statements.

Financial Highlights (unaudited)	IVA Funds

IVA Worldwide Fund — Class I

For a share of each class of beneficial interest outstanding:

	Six Months Ended		Year Ended September 30,

	March 31, 2019		2018	2017	2016	2015	2014

Net asset value,
beginning of period	$19.05		$19.04	$17.28	$16.90	$18.57	$17.94

Increase (decrease) from
investment operations:(a)
Net investment income(b)	0.10		0.13	0.08	0.13	0.06	0.07
Net realized and unrealized
gain (loss)	(0.57)		0.53	1.88	1.00	(0.77)	1.36

Increase (decrease) from
investment operations	(0.47)		0.66	1.96	1.13	(0.71)	1.43

Decrease from distributions:
Net investment income	(0.20)		(0.08)	—	(0.27)	(0.25)	(0.25)
Net realized gain on
investments	(1.45)		(0.57)	(0.20)	(0.48)	(0.71)	(0.55)

Decrease from distributions	(1.65)		(0.65)	(0.20)	(0.75)	(0.96)	(0.80)

Net asset value, end
of period	$16.93		$19.05	$19.04	$17.28	$16.90	$18.57

Total return(c)	(2.15)%		3.48%	11.46%	6.96%	(3.95)%	8.25%
Ratios to average net assets:
Operating expenses	1.01	%(d)	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income	1.17	%(d)	0.70%	0.47%	0.77%	0.34%	0.39%
Supplemental data:
Portfolio turnover rate	22.3%		25.0%	13.9%	29.7%	30.3%	22.5%
Net assets, end of
period (000’s)	$5,150,703		$6,166,789	$5,861,001	$5,651,971	$6,068,916	$6,845,786

(a)
The amounts shown for a share outstanding may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.

(b)	Calculated using average daily shares outstanding.
(c)	Total return assumes reinvestment of all distributions. Total returns for periods of less than one year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.	31

Financial Highlights (unaudited)	IVA Funds

IVA International Fund — Class A

For a share of each class of beneficial interest outstanding:

	Six Months Ended		Year Ended September 30,

	March 31, 2019		2018	2017	2016	2015	2014

Net asset value,
beginning of period	$17.23		$18.02	$16.28	$16.39	$17.84	$17.39

Increase (decrease) from
investment operations:(a)
Net investment income(b)	0.08		0.12	0.08	0.07	0.12	0.08
Net realized and unrealized
gain (loss)	(0.73)		(0.30)	1.86	0.86	(0.55)	1.10

Increase (decrease) from
investment operations	(0.65)		(0.18)	1.94	0.93	(0.43)	1.18

Decrease from distributions:
Net investment income	(0.21)		(0.24)	(0.03)	(0.41)	(0.47)	(0.41)
Net realized gain
on investments	(0.88)		(0.37)	(0.17)	(0.63)	(0.55)	(0.32)

Decrease from distributions	(1.09)		(0.61)	(0.20)	(1.04)	(1.02)	(0.73)

Net asset value, end
of period	$15.49		$17.23	$18.02	$16.28	$16.39	$17.84

Total return(c)	(3.45)%		(1.07)%	12.09%	5.93%	(2.37)%	7.05%
Ratios to average net assets:
Operating expenses	1.26	%(d)	1.25%	1.25%	1.24%	1.25%	1.26%
Net investment income	1.00	%(d)	0.67%	0.48%	0.41%	0.70%	0.45%

Supplemental data:
Portfolio turnover rate	10.3%		19.4%	22.7%	34.9%	27.6%	23.4%
Net assets, end of
period (000’s)	$157,546		$181,209	$269,160	$282,567	$466,336	$391,494

(a)
The amounts shown for a share outstanding may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.

(b)	Calculated using average daily shares outstanding.
(c)	Total return assumes reinvestment of all distributions and does not reflect an initial sales charge. Total returns for periods of less than one year are not annualized.
(d)	Annualized.

32	See Notes to Financial Statements.

Financial Highlights (unaudited)	IVA Funds

IVA International Fund — Class C

For a share of each class of beneficial interest outstanding:

	Six Months Ended		Year Ended September 30,

	March 31, 2019		2018	2017	2016	2015	2014

Net asset value,
beginning of period	$16.85		$17.64	$16.03	$16.14	$17.58	$17.14

Increase (decrease) from
investment operations:(a)
Net investment income (loss)(b)	0.01		(0.01)	(0.05)	(0.03)	(0.02)	(0.06)
Net realized and unrealized
gain (loss)	(0.70)		(0.30)	1.83	0.83	(0.53)	1.11

Increase (decrease) from
investment operations	(0.69)		(0.31)	1.78	0.80	(0.55)	1.05

Decrease from distributions:
Net investment income	(0.09)		(0.11)	–	(0.28)	(0.34)	(0.29)
Net realized gain on
investments	(0.88)		(0.37)	(0.17)	(0.63)	(0.55)	(0.32)

Decrease from distributions	(0.97)		(0.48)	(0.17)	(0.91)	(0.89)	(0.61)

Net asset value, end
of period	$15.19		$16.85	$17.64	$16.03	$16.14	$17.58

Total return(c)	(3.80)%		(1.82)%	11.24%	5.17%	(3.14)%	6.29%

Ratios to average net assets:
Operating expenses	2.01	%(d)	2.00%	2.00%	1.99%	2.00%	2.01%
Net investment income (loss)	0.17	%(d)	(0.04)%	(0.29)%	(0.19)%	(0.11)%	(0.32)%

Supplemental data:
Portfolio turnover rate	10.3%		19.4%	22.7%	34.9%	27.6%	23.4%
Net assets, end of
period (000’s)	$32,829		$40,509	$59,467	$68,878	$73,818	$82,359

(a)
The amounts shown for a share outstanding may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.

(b)	Calculated using average daily shares outstanding.
(c)	Total return assumes reinvestment of all distributions and does not reflect a contingent deferred sales charge. Total returns for periods of less than one year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.	33

Financial Highlights (unaudited)	IVA Funds

IVA International Fund — Class I

For a share of each class of beneficial interest outstanding:

	Six Months Ended		Year Ended September 30,

	March 31, 2019		2018	2017	2016	2015	2014

Net asset value,
beginning of period	$17.28		$18.06	$16.32	$16.43	$17.89	$17.43

Increase (decrease) from
investment operations:(a)
Net investment income(b)	0.09		0.18	0.12	0.13	0.16	0.12
Net realized and unrealized
gain (loss)	(0.72)		(0.30)	1.86	0.84	(0.55)	1.12

Increase (decrease) from
investment operations	(0.63)		(0.12)	1.98	0.97	(0.39)	1.24

Decrease from distributions:
Net investment income	(0.25)		(0.29)	(0.07)	(0.45)	(0.52)	(0.46)
Net realized gain on
investments	(0.88)		(0.37)	(0.17)	(0.63)	(0.55)	(0.32)

Decrease from distributions	(1.13)		(0.66)	(0.24)	(1.08)	(1.07)	(0.78)

Net asset value, end
of period	$15.52		$17.28	$18.06	$16.32	$16.43	$17.89

Total return(c)	(3.31)%		(0.77)%	12.34%	6.20%	(2.16)%	7.36%

Ratios to average net assets:
Operating expenses	1.01	%(d)	1.00%	1.00%	0.99%	1.00%	1.01%
Net investment income	1.16	%(d)	1.00%	0.74%	0.85%	0.92%	0.69%

Supplemental data:
Portfolio turnover rate	10.3%		19.4%	22.7%	34.9%	27.6%	23.4%
Net assets, end of
period (000’s)	$2,930,966		$3,627,334	$3,874,426	$3,639,098	$3,164,053	$3,136,324

(a)
The amounts shown for a share outstanding may not correlate with the Statements of Operations for the period due to the timing of sales and repurchases of fund shares in relation to income earned and/or gains (losses) both realized and unrealized during the period.

(b)	Calculated using average daily shares outstanding.
(c)	Total return assumes reinvestment of all distributions. Total returns for periods of less than one year are not annualized.
(d)	Annualized.

34	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)	IVA Funds

Note 1 – Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each a diversified investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts business trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). In accordance with U.S. GAAP, each Fund has been defined as an investment company and as such complies with investment company and reporting guidance of the Financial Accounting Standards Board. As of result, there are no changes to measurement or disclosure required in the Funds’ financial statements.

Use of Estimates. Preparation of these financial statements in conformity with U.S. GAAP requires the Funds’ management to make estimates and assumptions that may affect the amounts reported in the financial statements and related notes. Actual results could differ from these estimates.

Valuation of the Funds. The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Listed equity securities are generally valued at the last sale price on the exchange that is the primary market for such securities. Equity securities listed on the NASDAQ Stock Exchange (“NASDAQ”) are generally valued using the NASDAQ Official Closing Price (“NOCP”). If no sales or NOCPs are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively. Over-the-counter (“OTC”) equity securities not listed on NASDAQ are generally valued at the mean of the last available bid and asked quotations on the market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively.

Precious metals, including gold bullion, are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Debt securities, other than commercial paper, for which market quotations are readily available are generally valued at the evaluated mean primarily based on the last bid and asked prices received from an independent pricing service. When no asked price is available, debt securities are valued at the evaluated bid price alone. Commercial paper is generally valued at the evaluated bid price provided by an independent pricing service. An evaluated price may include a variety of factors including the issue’s coupon rate, maturity, credit rating, yield, trade data, quoted prices of similar fixed income securities, and any other relevant market or security specific information.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

The value of any investment that is listed or traded on more than one exchange or market is based on the exchange or market determined by International Value Advisers, LLC (the “Adviser”) to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

The Board of Trustees of the Trust (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of the Adviser to which it has delegated the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. The Committee may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be

35

Notes to Financial Statements (unaudited)	IVA Funds

determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing services and other third parties, including broker-dealers and other market intermediaries, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours or securities for which there is a foreign market holiday when the NYSE is open, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds.

Fair Value Measurement. The Funds adhere to U.S. GAAP fair value accounting standards that establish a single definition of fair value, create a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ assets and liabilities, and require additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1	–	last traded/quoted prices in active markets for identical unrestricted investments

•	Level 2	–	other significant observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, other observable market data, etc.)

•	Level 3	–	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

	Last Traded/Quoted
	Prices in Active	Other Significant	Significant
	Markets for	Observable	Unobservable
	Identical Unrestricted	Inputs	Inputs
ASSETS	Investments (Level 1)	(Level 2)	(Level 3)	Total

Common stocks:
Foreign	$2,784,590,566	$15,980	–	$2,784,606,546
United States	1,309,452,965	–	–	1,309,452,965
Corporate notes & bonds	–	138,787,942	–	138,787,942
Convertible bonds	–	3,693,391	–	3,693,391
Commodities	389,020,739	–	–	389,020,739
Short-term investments	–	2,033,831,112	–	2,033,831,112
Unrealized appreciation on open forward foreign currency contracts	–	2,898,459	–	2,898,459

Total assets	$4,483,064,270	$2,179,226,884	–	$6,662,291,154

For the six months ended March 31, 2019 and the year ended September 30, 2018, there were no Level 3 assets or liabilities held in the Worldwide Fund.

36

Notes to Financial Statements (unaudited)	IVA Funds

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

	Last Traded/Quoted
	Prices in Active	Other Significant	Significant
	Markets for	Observable	Unobservable
	Identical Unrestricted	Inputs	Inputs
ASSETS	Investments (Level 1)	(Level 2)	(Level 3)	Total

Common stocks:
Foreign	$2,314,415,204	$377,751	–	$2,314,792,955
United States	81,096,450	–	–	81,096,450
Preferred stocks	23,237,101	–	–	23,237,101
Corporate notes & bonds	–	63,189,133	–	63,189,133
Convertible bonds	–	5,735,474	–	5,735,474
Supranational bonds	–	4,345,016	–	4,345,016
Commodities	213,662,385	–	–	213,662,385
Short-term investments	–	390,584,344	–	390,584,344
Unrealized appreciation on open forward foreign currency contracts	–	1,688,985	–	1,688,985

Total assets	$2,632,411,140	$465,920,703	–	$3,098,331,843

For the six months ended March 31, 2019 and the year ended September 30, 2018, there were no Level 3 assets or liabilities held in the International Fund.

Foreign Currency Translation. Portfolio securities and other assets and liabilities initially valued in currencies other than the U.S. dollar are translated to U.S. dollars using exchange rates obtained from pricing services.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized and change in unrealized gain or loss on investments.

Net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses from foreign currency translation arise from changes in the fair values of assets and liabilities, other than investments, at the date of valuation, resulting from changes in exchange rates.

Portfolio Transactions and Investment Income. Portfolio transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses on investment transactions are determined by the specific identification method.

Class Allocation. Investment income, realized and unrealized gains and losses, and Fund expenses are allocated daily to the various classes of each Fund pro rata on the basis of relative net assets. Each class bears certain expenses unique to that class. Differences in class-level expenses may result in payment of different per share dividends by each share class.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Accordingly, the nature of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

Federal and Other Taxes. It is each Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

The Funds follow the Financial Accounting Standards Board accounting standard for accounting for uncertainty in income taxes. This standard defines the threshold for recognizing tax positions in the financial statements as “more-likely-than-not” to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the “more-likely-than-not”

37

Notes to Financial Statements (unaudited)	IVA Funds

criterion, based on the largest benefit that is more than fifty percent realized. Management has analyzed each Fund’s tax positions taken on federal and state tax returns for all open tax years (generally the current and the prior three tax years) and determined that no provision for income tax would be required in the Funds’ financial statements. Tax-related interest or penalties, if applicable, are to be disclosed in the Statements of Operations. For the six months ended March 31, 2019, the Funds did not incur tax-related interest or penalties.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Dividend and interest withholding taxes and capital gains taxes incurred, for the six months ended March 31, 2019, can be found in the Statements of Operations.

Forward Foreign Currency Contracts. Each Fund engages in buying and selling forward foreign currency contracts to seek to manage the exposure of investments denominated in non-U.S. currencies against fluctuations in relative value. A forward foreign currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, at a price set at the time of the contract.

Transactions with Affiliates. The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other entities managed by the Adviser pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act. In compliance with these provisions of Rule 17a-7, each cross-trade is executed at the current market price with no remuneration paid in connection with the transaction. For the six months ended March 31, 2019, both the Worldwide Fund and International Fund engaged in cross-trades.

Foreign Investment Risk. Each Fund invests in foreign investments. Foreign investments can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the investments in such Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Custodian Risk. Cash is held at the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”). The Funds are subject to credit risk on any cash balance that exceeds the amount insured by the Federal Deposit Insurance Corporation to the extent that the Custodian may be unable to return cash held.

Indemnification. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Note 2 – Investment Advisory Agreement and Distribution Agreement

International Value Advisers, LLC is the investment adviser of the Funds. The Adviser’s primary business is to provide investment management services to a variety of investment vehicles, including the Funds. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Funds.

In return for providing investment advisory services to the Funds, each Fund pays the Adviser an investment advisory fee, calculated daily and paid monthly, at an annual rate of 0.90% of each Fund’s average daily net assets. Investment advisory fees paid for the six months ended March 31, 2019 are disclosed in the Statements of Operations.

The Funds have adopted Distribution and Services Plans (“12b-1 Plans”), pursuant to Rule 12b-1 under the 1940 Act. Under those 12b-1 Plans, the Funds pay a distribution fee with respect to Class A and C shares calculated at the annual rate of 0.25% and 0.75%, respectively, of the average daily net assets of each respective class. The Funds also pay a service fee with respect to Class C shares calculated at the annual rate of 0.25% of the average daily net assets. Class I shares do not participate in 12b-1 Plans. Fees paid under the 12b-1 Plans for the six months ended March 31, 2019 are disclosed in the Statements of Operations.

IVA Funds Distributors, LLC serves as the Funds’ sole and exclusive distributor.

There is a maximum initial sales charge of 5.00% for Class A shares. Class A shares may be subject to a contingent deferred sales charge (“CDSC”) of 0.75% if $1,000,000 or more of Class A shares were initially purchased, a “finder’s fee” was paid to the dealer of record, and the Class A shares were subsequently redeemed within 18 months.

Class C shares may be subject to a CDSC of 1.00% if shares are redeemed within the first 12 months after purchase.

38

Notes to Financial Statements (unaudited)	IVA Funds

Note 3 – Investments

For the six months ended March 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Worldwide	International
	Fund	Fund

Purchases	$1,062,264,417	$291,640,829

Sales	$1,282,785,770	$549,906,405

The cost basis of investments and derivatives for federal income tax purposes is substantially similar to the cost basis under U.S. GAAP. The following information is as of March 31, 2019.

	Worldwide	International
	Fund	Fund

Cost basis of investments and derivatives	$6,010,425,213	$3,035,532,286

Gross unrealized appreciation	$973,890,520	$404,730,345

Gross unrealized depreciation	$(322,024,579)	$(341,930,788)

Net unrealized appreciation on investments and derivatives	$651,865,941	$62,799,557

Note 4 – Derivative Instruments and Hedging Activities

The Funds enter into transactions involving derivative financial instruments in connection with their investing activities. During the six months ended March 31, 2019, these instruments included forward foreign currency contracts. These instruments are subject to various risks similar to non-derivative instruments including market, credit and liquidity risks.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in investments. Specifically, derivative instruments expose a Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. During the six months ended March 31, 2019, the Funds had exposure to OTC derivatives in the form of forward foreign currency contracts.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract, movements in foreign investment security values and changes in interest rates. Credit risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

The following summary of derivative instruments and hedging activity for each Fund is grouped by risk-type and provides information about the fair value and location of derivatives within the Statements of Assets and Liabilities at March 31, 2019.

Worldwide Fund

	Statements of Assets
Risk-Type Category	and Liabilities Location	Fair Value

Foreign exchange	Unrealized appreciation on open forward foreign currency contracts	$2,898,459

International Fund

	Statements of Assets
Risk-Type Category	and Liabilities Location	Fair Value

Foreign exchange	Unrealized appreciation on open forward foreign currency contracts	$1,688,985

39

Notes to Financial Statements (unaudited)	IVA Funds

The following is a summary for each Fund grouped by risk-type that provides information about the effect of derivatives and hedging activities on the Funds’ Statements of Operations for the six months ended March 31, 2019.

Worldwide Fund

			Change in
			Unrealized
			Appreciation/
Risk-Type Category	Derivative Instrument	Realized Gain	(Depreciation)

Foreign exchange	Forward foreign currency contracts	$7,732,142	$(78,898)

International Fund

			Change in
			Unrealized
			Appreciation/
Risk-Type Category	Derivative Instrument	Realized Gain	(Depreciation)

Foreign exchange	Forward foreign currency contracts	$7,819,188	$(2,606,356)

During the six months ended March 31, 2019, the Worldwide Fund had average notional values of $417,380,003 on forward foreign currency contracts to sell.

During the six months ended March 31, 2019, the International Fund had average notional values of $404,871,956 on forward foreign currency contracts to sell.

The following tables present, by counterparty, gross amounts of derivatives eligible for offsetting, gross amounts offset in the Statements of Assets and Liabilities and related collateral received and/or pledged, if any, that the Funds have elected to offset under their legally enforceable ISDA Master Netting Agreement with such counterparty. An ISDA Master Netting Agreement is an agreement between the Fund and the counterparty that governs the terms of certain transactions and reduces the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral arrangements, if any. Offsetting mechanisms allow the Funds to pay or receive the net amount of all forward foreign currency contracts outstanding on a given settlement date. At March 31, 2019, the Funds elected to offset forward foreign currency contracts on the Statements of Assets and Liabilities.

Worldwide Fund

		Gross Amount		Net Exposure
	Gross Amount of	Offset in the		Presented in the
	Recognized	Statements of	Collateral	Statements of Assets
Counterparty	Assets	Assets and Liabilities	Received	and Liabilities

Forward foreign currency contracts
State Street Bank & Trust Co.	$3,629,917	(731,458)	–	$2,898,459

International Fund

		Gross Amount		Net Exposure
	Gross Amount of	Offset in the		Presented in the
	Recognized	Statements of	Collateral	Statements of Assets
Counterparty	Assets	Assets and Liabilities	Received	and Liabilities

Forward foreign currency contracts
State Street Bank & Trust Co.	$2,669,588	(980,603)	—	$1,688,985

Note 5 – Shares of Beneficial Interest

At March 31, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

40

Notes to Financial Statements (unaudited)	IVA Funds

Transactions in shares of each class of the Worldwide Fund were as follows:

Worldwide Fund

	Six Months Ended		Year Ended
	March 31, 2019		September 30, 2018

	Shares	Amount	Shares	Amount

Class A
Shares sold	5,730,119	$96,775,755	4,652,076	$88,259,325
Shares reinvested	4,987,878	81,053,021	2,136,904	40,131,113
Shares repurchased	(11,665,587)	(197,776,108)	(25,470,571)	(485,565,498)

Net Decrease	(947,590)	$(19,947,332)	(18,681,591)	$(357,175,060)

Class C
Shares sold	1,429,555	$23,277,838	1,476,761	$27,395,583
Shares reinvested	2,535,020	40,306,819	1,074,535	19,782,190
Shares repurchased	(9,704,088)	(160,718,235)	(11,224,432)	(208,087,333)

Net Decrease	(5,739,513)	$(97,133,578)	(8,673,136)	$(160,909,560)

Class I
Shares sold	44,524,257	$748,245,308	60,421,606	$1,150,394,284
Shares reinvested	25,133,077	409,417,818	8,854,248	166,725,489
Shares repurchased	(89,151,121)	(1,508,063,177)	(53,455,755)	(1,017,226,055)

Net Increase (Decrease)	(19,493,787)	$(350,400,051)	15,820,099	$299,893,718

Transactions in shares of each class of the International Fund were as follows:

International Fund

	Six Months Ended		Year Ended
	March 31, 2019		September 30, 2018

	Shares	Amount	Shares	Amount

Class A
Shares sold	2,754,541	$40,558,969	749,616	$13,348,904
Shares reinvested	542,162	8,040,267	434,628	7,697,265
Shares repurchased	(3,646,007)	(57,017,107)	(5,604,735)	(99,651,839)

Net Decrease	(349,304)	$(8,417,871)	(4,420,491)	$(78,605,670)

Class C
Shares sold	657,661	$9,349,217	109,817	$1,930,642
Shares reinvested	122,641	1,786,878	76,549	1,334,244
Shares repurchased	(1,023,366)	(15,430,240)	(1,153,869)	(20,101,123)

Net Decrease	(243,064)	$(4,294,145)	(967,503)	$(16,836,237)

Class I
Shares sold	27,605,164	$424,100,419	32,297,907	$577,075,323
Shares reinvested	13,076,184	194,050,565	6,799,068	120,479,489
Shares repurchased	(61,761,285)	(945,370,293)	(43,607,775)	(776,248,731)

Net Decrease	(21,079,937)	$(327,219,309)	(4,510,800)	$(78,693,919)

Redemption Fees. The Funds impose a redemption fee of 2% of the total redemption amount on the Funds’ shares redeemed within 30 days of buying them or acquiring them by exchange. The redemption fee is credited to the applicable Fund. The purpose of the redemption fee is to deter excessive, short-term trading and other abusive trading practices, and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs.

41

Additional Information (unaudited)	IVA Funds

Proxy Voting. Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling 866-941-4482, and (2) on the Securities and Exchange Commission (“SEC”) website at www.sec.gov by accessing the Funds’ Form N-PX and Statement of Additional Information in the Funds’ registration statement on Form N-1A.

Schedules of Portfolio Holdings. The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Effective for periods ending on or after March 31, 2019, the Funds will be required to file complete schedules of monthly portfolio holdings with the SEC. The Funds’ holdings as of the third month of every fiscal quarter, as reported on Form N-PORT will be publicly available on the SEC’s website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. As of the same effective date, the Funds will no longer be required to file Form N-Q. The Funds’ Form N-Q and Form N-PORT (when effective) is available on the SEC’s website at www.sec.gov. The Funds’ Form N-Q and Form N-PORT (when effective) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. To obtain the Funds’ Form N-Q and the schedules of portfolio holdings on Form N-PORT (when effective), shareholders can call 866-941-4482.

Trustees and Officers of the Funds. Additional information about Trustees and officers of the Funds is included in the Statement of Additional Information which is available, without charge, upon request, by calling 866-941-4482.

42

Fund Expenses (unaudited)	IVA Funds

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including initial sales charges and/or redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other operating fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2018 and held for the six months ended March 31, 2019.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Period.”

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2019(a)
	Actual			Annualized	Expenses
	Total	Beginning	Ending	Expense	Paid During
	Return	Account Value	Account Value	Ratio	the Period(b)

Worldwide Fund
Class A	-2.31%	$1,000.00	$976.90	1.26%	$6.21
Class C	-2.65%	1,000.00	973.50	2.01%	9.89
Class I	-2.15%	1,000.00	978.50	1.01%	4.98
International Fund
Class A	-3.45%	$1,000.00	$965.50	1.26%	$6.17
Class C	-3.80%	1,000.00	962.00	2.01%	9.83
Class I	-3.31%	1,000.00	966.90	1.01%	4.95

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as initial sales charges (loads) or redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2019
	Hypothetical			Annualized	Expenses
	Annualized	Beginning	Ending	Expense	Paid During
	Total Return	Account Value	Account Value	Ratio	the Period(b)

Worldwide Fund
Class A	5.00%	$1,000.00	$1,018.65	1.26%	$ 6.34
Class C	5.00%	1,000.00	1,014.91	2.01%	10.10
Class I	5.00%	1,000.00	1,019.90	1.01%	5.09
International Fund
Class A	5.00%	$1,000.00	$1,018.65	1.26%	$ 6.34
Class C	5.00%	1,000.00	1,014.91	2.01%	10.10
Class I	5.00%	1,000.00	1,019.90	1.01%	5.09

(a)	Assumes reinvestment of all dividends and capital gain distributions, if any.
(b)	Expenses are equal to the Funds’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days in the most recent fiscal half-year, then divided by 365.

43

IVA Funds

www.ivafunds.com

Investment Adviser
International Value Advisers, LLC
717 Fifth Avenue
New York, NY 10022

Distributor
IVA Funds Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian
State Street Bank and Trust Company
One Heritage Drive
Quincy, MA 02171-2105

Transfer Agent
DST Asset Manager Solutions, Inc.
430 W 7th Street
STE 219061
Kansas City, MO 64105-1407

Counsel
K&L Gates LLP
State Street Financial Center
One Lincoln Street
Boston, MA 02111-2950

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

This report is submitted for the general information of the Funds’ shareholders. The report is not authorized for distribution to prospective investors in the Funds unless it is accompanied or preceded by the Funds’ current prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

The commentary within An Owner’s Manual, the Letter from the President, the Letter from the Portfolio Managers, and the Management’s Discussion of Fund Performance reflects their current views and opinions as of the date of this report. Any such views are subject to change at any time based upon market or other conditions and IVA Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions are based on numerous factors, may not be relied on as an indication of trading intent. References to specific securities should not be construed as recommendations or investment advice.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)  The audited schedules of investments are included in the report to shareholders filed under Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. The Nominating and Governance Committee may, in its sole discretion, consider nominees recommended by each Fund’s shareholders.

Item 11. Controls and Procedures.

(a)  Within the most recent fiscal half-year of the filing date of this Form N-CSR, Michael W. Malafronte, the registrant’s President and Chief Executive Officer, and Stefanie J. Hempstead, the registrant’s Treasurer and Chief Financial Officer, reviewed the registrant’s Disclosure Controls and Procedures and Internal Control over Financial Reporting (the “Procedures”) (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Mr. Malafronte and Ms. Hempstead determined that the Procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b)  There were no changes in the registrant’s Procedures (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s Procedures.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)(1)  Not applicable.

(a)(2)  The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)  Not applicable.

(b)  The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVA FIDUCIARY TRUST

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Chief Executive Officer

Date: May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Chief Executive Officer

Date:	May 28, 2019

By:	/s/ Stefanie J. Hempstead
Stefanie J. Hempstead
Treasurer and Chief Financial Officer

Date:	May 28, 2019